The Nature of Expenses and Others (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Classification of Expenses by Nature
The classification of expenses by nature for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Changes in inventories	~~W~~	(341,120)	640,048	(119,501)
Purchases of raw materials, merchandise and others		12,863,812	12,580,796	12,597,032
Depreciation and amortization		3,554,565	3,695,051	4,134,843
Outsourcing		825,393	865,935	988,899
Labor		3,222,110	3,072,877	2,866,055
Supplies and others		1,010,352	813,262	900,019
Utility		899,075	896,112	885,972
Fees and commissions		722,134	695,245	679,475
Shipping		240,288	196,002	184,105
Advertising		112,400	193,436	113,547
Warranty		234,928	418,942	309,113
Travel		104,009	95,074	61,520
Taxes and dues		123,210	109,473	141,669
Impairment loss on property, plant, and equipment		43,601	1,550,430	38,494
Impairment loss on intangible assets		82	249,450	79,593
Others		713,990	625,504	666,983

	~~W~~	24,328,829	26,697,637	24,527,818

Total expenses consist of cost of sales, selling, administrative, research and development expenses and other expenses, excluding foreign exchange differences.